Consolidated statements of comprehensive income (loss) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]	Dec. 31, 2015
Consolidated statements of comprehensive income (loss)
Net result for the year	kr 581,282	kr (275,258)	kr (157,296)	kr (118,372)
Other comprehensive income (loss)	0	0	0	0
Comprehensive result for the year	kr 581,282	kr (275,258)	kr (157,296)	kr (118,372)

[1]	See note 1 to the consolidated financial statements.